N-6	Oct. 16, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	PACIFIC SELECT EXEC SEPARATE ACCT PACIFIC LIFE INS
Entity Central Index Key	0000832908
Entity Investment Company Type	N-6
Document Period End Date	Oct. 16, 2024
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

Effective November 1, 2024, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

●	All references to the name for the Pacific Select Fund Mid-Cap Equity Portfolio will change to the Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio. The Subadvisor will change from BlackRock Investment Management, LLC to Fidelity Diversifying Solutions LLC.
●	All references to the name of the Clearbridge Variable Aggressive Growth Portfolio will change to the Clearbridge Variable Growth Portfolio.
●	The Subadvisor for the Pacific Select Fund Value Portfolio will change from American Century Investment Management, Inc. to Putnam Investment Management, LLC

Effective November 1, 2024, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following Funds:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Bond Plus Portfolio Class P; Pacific Life Fund Advisors LLC	0.45%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund International Equity Plus Bond Alpha Portfolio	0.45%[1]	NA	NA	NA

Class P; Pacific Life Fund Advisors LLC
This Fund seeks capital appreciation.	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors LLC	0.43%[1]	NA	NA	NA
Seeks capital appreciation.	Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC.)	0.44%[1]	15.58%	11.57%	9.40%
This Fund seeks capital appreciation.	Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors LLC	0.46%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors LLC	0.48%[1]	NA	NA	NA

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Portfolio Companies [Table Text Block]
Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Bond Plus Portfolio Class P; Pacific Life Fund Advisors LLC	0.45%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund International Equity Plus Bond Alpha Portfolio	0.45%[1]	NA	NA	NA

Class P; Pacific Life Fund Advisors LLC
This Fund seeks capital appreciation.	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors LLC	0.43%[1]	NA	NA	NA
Seeks capital appreciation.	Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC.)	0.44%[1]	15.58%	11.57%	9.40%
This Fund seeks capital appreciation.	Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors LLC	0.46%[1]	NA	NA	NA
This Fund seeks capital appreciation.	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class P; Pacific Life Fund Advisors LLC	0.48%[1]	NA	NA	NA

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Pacific Select Fund Bond Plus Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Bond Plus Portfolio Class P
Portfolio Company Objective [Text Block]	This Fund seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.45%	[1]
Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund International Equity Plus Bond Alpha PortfolioClass P
Portfolio Company Objective [Text Block]	This Fund seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.45%	[1]
Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class P
Portfolio Company Objective [Text Block]	This Fund seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.43%	[1]
Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Fidelity Diversifying Solutions LLC.
Current Expenses [Percent]	0.44%	[1]
Average Annual Total Returns, 1 Year [Percent]	15.58%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	9.40%
Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class P
Portfolio Company Objective [Text Block]	This Fund seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.46%	[1]
Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class P
Portfolio Company Objective [Text Block]	This Fund seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.48%	[1]

[1]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.